Nature of Business and Organization (Details)					1 Months Ended					12 Months Ended
	Nov. 01, 2022 CNY (¥)	Nov. 01, 2022 USD ($)	Apr. 01, 2022	Jul. 01, 2021	Sep. 23, 2022 $ / shares	Sep. 23, 2022 ¥ / shares	Jul. 19, 2021	Jan. 22, 2021	Dec. 18, 2020	Dec. 31, 2022	Dec. 24, 2020 CNY (¥)	Dec. 09, 2022 shares	May 25, 2022 CNY (¥)	May 25, 2022 USD ($)	May 25, 2022 HKD ($)	Apr. 12, 2022	Oct. 01, 2021 USD ($)	Oct. 01, 2021 HKD ($)	Apr. 15, 2021	Apr. 01, 2021	Mar. 04, 2021 CNY (¥)	Mar. 04, 2021 USD ($)	Nov. 30, 2020	Sep. 28, 2020	Aug. 21, 2020	Jun. 01, 2020
Nature of Business and Organization (Details) [Line Items]
Equity interests percentage								100.00%
Issued share capital, amount														$ 391,186	$ 3,050,000
Sale consideration	¥ 1	$ 0.1
Advertising services description							On July 19, 2021, Viwo Technology established a fully owned subsidiary Shenzhen Viwotong Technology Co., Ltd. (“Viwotong Tech”) in Shenzhen to support its operations. On November 19, 2021 Viwotong Tech acquired 100% equity interests of Guangzhou Tapuyu Internet Technology Co., Ltd. (“Tapuyu”), a provider of advertising services, for RMB 2 (approximately USD 0.3). On December 7, 2021, Viwotong Tech purchased Pengcheng Keyi (Xi’an) Intelligence Technology Co., Ltd. (“Pengcheng Keyi”), a provider of testing equipment development and sales, for RMB 2 (approximately USD 0.3). On July 1, 2022, Viwo Technology Inc. entered into an equity transfer agreement to transfer 99.0% and 1.0% of the issued share capital of Pengcheng Keyi to two unrelated individuals at RMB 1.0 and RMB 0.1(USD$ 0.01), respectively. (See Note 4 for details)
Aggregate purchase price | (per share)					$ 0.3	¥ 2
Term of agreement										10 years
Vize Technology Limited (“Vize”) [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interest percentage																55.00%
Guangzhou Bimai Network Technology Co., Ltd. (“Bimai”) [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interest percentage					100.00%	100.00%
Lucky Monkey Holding Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Equity transfer percentage																	2.00%	2.00%
Issued share capital consideration																	$ 6,400	$ 50,000
Bofeng Investment Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Equity transfer percentage													30.00%	30.00%	30.00%
Shenzhen Weiyixi [Member]
Nature of Business and Organization (Details) [Line Items]
Equity outstanding percentage																							58.00%
Beijing WiMi [Member] | Exclusive Share Purchase Option Agreement [Member]
Nature of Business and Organization (Details) [Line Items]
Term of agreement										10 years
Ms. Yao Zhaohua [Member]
Nature of Business and Organization (Details) [Line Items]
Ownership percentage									99.90%
Ms. Sun Yadong [Member]
Nature of Business and Organization (Details) [Line Items]
Ownership percentage									0.10%
ICinit Limited [Member]
Nature of Business and Organization (Details) [Line Items]
Ownership percentage																										51.00%
ICinit [Member]
Nature of Business and Organization (Details) [Line Items]
Ownership percentage										34.10%			19.00%	19.00%	19.00%
VIDA Semicon Co., Limited (“VIDA”) [Member]
Nature of Business and Organization (Details) [Line Items]
Ownership percentage																									53.00%
Viru Technology Limited (“Viru”) [Member]
Nature of Business and Organization (Details) [Line Items]
Ownership percentage																			55.00%
Shenzhen Zhangshangkuyu Technology Ltd [Member]
Nature of Business and Organization (Details) [Line Items]
Ownership percentage	100.00%	100.00%
Acquisition Framework Agreement [Member]
Nature of Business and Organization (Details) [Line Items]
Ownership percentage																								100.00%
Shenzhen Yitian [Member]
Nature of Business and Organization (Details) [Line Items]
Ownership percentage																				100.00%
Equity percentage			100.00%
Business Combination [Member]
Nature of Business and Organization (Details) [Line Items]
Acquired description				On July 1, 2021, VIYI acquired 100% interest of Shanghai Guoyu Information Technologies Co., Ltd (“Shanghai Guoyu”). The aggregate purchase price is $3.0 million (RMB 20,000,000). On July 19, 2021 Shanghai Guoyu established 100% owned subsidiary Kashi Guoyu Information Technologies Co., Ltd (“Kashi Guoyu”).
Beijing WiMi [Member]
Nature of Business and Organization (Details) [Line Items]
Original shareholders percentage									17.90%
Equity interests percentage									17.90%
Equity interests rate percentage											99.00%
ICinit [Member]
Nature of Business and Organization (Details) [Line Items]
Investment													¥ 1,460,484	$ 209,701
Shenzhen Kuxuanyou Technology Co Ltd [Member]
Nature of Business and Organization (Details) [Line Items]
Sale consideration	¥ 1
Shenzhen Kuxuanyou [Member]
Nature of Business and Organization (Details) [Line Items]
Sale consideration | $		$ 0.1
Shenzhen Yitian Internet Technology Co., Ltd. (“Shenzhen Yitian”) [Member]
Nature of Business and Organization (Details) [Line Items]
Equity interests rate percentage											1.00%
Ms. Yao Zhaohua [Member]
Nature of Business and Organization (Details) [Line Items]
Consideration value (in Yuan Renminbi)											¥ 1
Ms. Sun Yadong [Member]
Nature of Business and Organization (Details) [Line Items]
Consideration value (in Yuan Renminbi)											¥ 1
Guangzhou Bimai Network Technology Co., Ltd. (“Bimai”) [Member]
Nature of Business and Organization (Details) [Line Items]
Aggregate purchase price | (per share)					$ 0.3	¥ 2
VIYI shareholders [Member]
Nature of Business and Organization (Details) [Line Items]
Ordinary shares issued (in Shares) | shares												39,603,961
TJ Zhongzheng [Member]
Nature of Business and Organization (Details) [Line Items]
Register capital																					¥ 195,700,000	$ 30,000,000